Segment Reporting (Details) - USD ($) $ in Millions	3 Months Ended								4 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Interest Expense, including discontinued operations									$ 11	$ 189	$ 88
Income Tax Expense (Benefit), including discontinued operation									80	(31)	52
Retail motor fuel									8	137	152
Wholesale motor fuel sales to third parties									4,235	7,812	10,104
Wholesale motor fuel sales to affiliates									0	62	20
Merchandise	$ 17	$ 17	$ 17	$ 16	$ 15	$ 14	$ 14	$ 13	2	67	56
Rental income									25	87	81
Other income									21	131	125
Intersegment sales									0	0	0
Total revenues	2,377	2,168	2,123	1,628	2,274	2,774	2,955	2,535	4,291	8,296	10,538
Retail motor fuel									3	17	35
Wholesale motor fuel									21	596	384
Merchandise gross profit	6	4	5	5	5	4	4	3	0	20	16
Rental and other									53	204	201
Gross profit	209	192	227	209	136	136	219	145	77	837	636
Total operating expenses									138	666	453
Operating income	(75)	55	104	87	23	16	106	38	(61)	171	183
Interest expense, net									(10)	(160)	(66)
Income (loss) from continuing operations before income taxes									(71)	11	117
Net income (loss) and comprehensive income (loss)	(585)	$ 45	$ 72	$ 62	16	$ 34	$ 94	$ 50	(53)	(406)	194
Depreciation Amortization And Accretion Net, including discontinued operations									86	319	278
Interest expense, net									10	160	66
Income tax expense (benefit)									48	(62)	4
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									(119)	73	113
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									66	(479)	81
EBITDA									124	71	612
Non-cash compensation expense									5	13	8
Loss (gain) on disposal of assets and impairment charges (1)									(1)	680	(1)
Unrealized gain on commodity derivatives									(1)	5	2
Inventory fair value adjustments									205	(104)	98
Adjusted EBITDA									332	665	719
Capital expenditures									154	439	491
Total assets	8,701				8,842				8,773	8,701	8,842
Wholesale Segment [Member]
Segment Reporting Information [Line Items]
Interest Expense, including discontinued operations										59
Income Tax Expense (Benefit), including discontinued operation										5
Retail motor fuel										0
Wholesale motor fuel										596
Merchandise gross profit										0
Rental and other										110
Gross profit										706
Total operating expenses										390
Operating income										316
Interest expense, net										(59)
Income (loss) from continuing operations before income taxes										257
Net income (loss) and comprehensive income (loss)										252
Depreciation Amortization And Accretion Net, including discontinued operations										94
Interest expense, net										59
Income tax expense (benefit)										5
EBITDA										410
Non-cash compensation expense										6
Loss (gain) on disposal of assets and impairment charges (1)										(3)
Unrealized gain on commodity derivatives										5
Inventory fair value adjustments										(98)
Adjusted EBITDA										320
Capital expenditures										112
Total assets	3,201									3,201
Retail Segment [Member]
Segment Reporting Information [Line Items]
Interest Expense, including discontinued operations										130
Income Tax Expense (Benefit), including discontinued operation										(36)
Retail motor fuel										17
Wholesale motor fuel										0
Merchandise gross profit										20
Rental and other										94
Gross profit										131
Total operating expenses										276
Operating income										(145)
Interest expense, net										(101)
Income (loss) from continuing operations before income taxes										(246)
Net income (loss) and comprehensive income (loss)										(658)
Depreciation Amortization And Accretion Net, including discontinued operations										225
Interest expense, net										101
Income tax expense (benefit)										(67)
EBITDA										(339)
Non-cash compensation expense										7
Loss (gain) on disposal of assets and impairment charges (1)										683
Unrealized gain on commodity derivatives										0
Inventory fair value adjustments										(6)
Adjusted EBITDA										345
Capital expenditures										327
Total assets	$ 5,500									5,500
Operating Segments [Member] | Wholesale Segment [Member]
Segment Reporting Information [Line Items]
Interest Expense, including discontinued operations									2		55
Income Tax Expense (Benefit), including discontinued operation									68		4
Retail motor fuel									0	0	0
Wholesale motor fuel sales to third parties									4,235	7,812	10,104
Wholesale motor fuel sales to affiliates									0	62	20
Merchandise									0	0	0
Rental income									15	76	52
Other income									(2)	45	28
Intersegment sales									110	365	259
Total revenues									4,358	8,360	10,463
Retail motor fuel									0		0
Wholesale motor fuel									21		384
Merchandise gross profit									0		0
Rental and other									20		74
Gross profit									41		458
Total operating expenses									104		332
Operating income									(63)		126
Interest expense, net									(3)		(54)
Income (loss) from continuing operations before income taxes									(66)		72
Net income (loss) and comprehensive income (loss)									(134)		68
Depreciation Amortization And Accretion Net, including discontinued operations									25		68
Interest expense, net									3		54
Income tax expense (benefit)									68		4
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									(134)	252	68
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									0	0	0
EBITDA									(39)		195
Non-cash compensation expense									1		4
Loss (gain) on disposal of assets and impairment charges (1)									0		1
Unrealized gain on commodity derivatives									(1)		2
Inventory fair value adjustments									177		78
Adjusted EBITDA									138		280
Capital expenditures									5		65
Total assets					2,926				843		2,926
Operating Segments [Member] | Retail Segment [Member]
Segment Reporting Information [Line Items]
Interest Expense, including discontinued operations									9		33
Income Tax Expense (Benefit), including discontinued operation									12		48
Retail motor fuel									8	137	152
Wholesale motor fuel sales to third parties									0	0	0
Wholesale motor fuel sales to affiliates									0	0	0
Merchandise									2	67	56
Rental income									10	11	29
Other income									23	86	97
Intersegment sales									45	133	124
Total revenues									88	434	458
Retail motor fuel									3		35
Wholesale motor fuel									0		0
Merchandise gross profit									0		16
Rental and other									33		127
Gross profit									36		178
Total operating expenses									34		121
Operating income									2		57
Interest expense, net									(7)		(12)
Income (loss) from continuing operations before income taxes									(5)		45
Net income (loss) and comprehensive income (loss)									81		126
Depreciation Amortization And Accretion Net, including discontinued operations									61		210
Interest expense, net									7		12
Income tax expense (benefit)									(20)		0
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									15	(179)	45
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									66	(479)	81
EBITDA									163		417
Non-cash compensation expense									4		4
Loss (gain) on disposal of assets and impairment charges (1)									(1)		(2)
Unrealized gain on commodity derivatives									0		0
Inventory fair value adjustments									28		20
Adjusted EBITDA									194		439
Capital expenditures									149		426
Total assets					$ 5,916				7,930		5,916
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Intersegment sales									(155)	(498)	(383)
Total revenues									$ (155)	$ (498)	$ (383)